SCHEDULE OF SHARE BASED PAYMENT AWARD MODEL INPUTS OPTIONS GRANTED (Details) - $ / shares						1 Months Ended
	Feb. 10, 2026	Jan. 02, 2026	Jul. 10, 2025	Mar. 28, 2025	Jan. 29, 2025	Jan. 31, 2025
IfrsStatementLineItems [Line Items]
Grant date share price	$ 1.96			$ 1.50
Exercise share price	$ 2.09			$ 1.50		$ 1.60
Vesting periods	25% over four years			25 % over 4 years
Risk free rate	3.58%			4.36%
Expected volatility	105.20%			108.70%
Option life	4 years			4 years
Grant one [member]
IfrsStatementLineItems [Line Items]
Grant date share price		$ 2.23	$ 2.86		$ 1.07
Exercise share price		$ 2.23	$ 1.60		$ 1.60
Vesting periods		25% over four years	25% over four years		25% over four years
Risk free rate		3.62%	3.85%		3.95%
Expected volatility		107.40%	109.30%		110.60%
Option life		4 years	4 years		4 years
Grant two [member]
IfrsStatementLineItems [Line Items]
Grant date share price		$ 2.23	$ 2.86		$ 1.07
Exercise share price		$ 2.23	$ 2.75		$ 1.60
Vesting periods		1 year performance condition	25% over four years		33.3% over three years
Risk free rate		3.51%	3.85%		4.06%
Expected volatility		89.00%	109.30%		110.60%
Option life		1 year	4 years		4 years
Grant three [member]
IfrsStatementLineItems [Line Items]
Grant date share price					$ 1.07
Exercise share price					$ 1.60
Vesting periods					25% every 3 months
Risk free rate					4.73%
Option life					4 years
Grant three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility					56.00%
Grant three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility					90.10%
Grant four [member]
IfrsStatementLineItems [Line Items]
Grant date share price					$ 1.07
Exercise share price					$ 1.60
Vesting periods					33.33% and 66.66% over 1 Year
Risk free rate					4.73%
Option life					4 years
Grant four [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility					90.10%
Grant four [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility					94.30%
Grant five [member]
IfrsStatementLineItems [Line Items]
Grant date share price					$ 1.07
Exercise share price					$ 1.60
Vesting periods					Immediately
Risk free rate					4.473%
Expected volatility					110.60%
Option life					4 years